Annual Operating Expenses {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-13 - Fidelity International Small Cap Opportunities Fund
	Dec. 30, 2021
Fidelity Advisor International Small Cap Opportunities Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.98%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.52%	[1]
Fidelity Advisor International Small Cap Opportunities Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.98%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.77%	[1]
Fidelity Advisor International Small Cap Opportunities Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.98%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	2.28%	[1]
Fidelity Advisor International Small Cap Opportunities Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.98%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.24%	[1]
Fidelity Advisor International Small Cap Opportunities Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.98%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.11%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.